As filed with the Securities and Exchange Commission on May 27, 2005
                                     Investment Company Act file number 811-5698


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                         Tax Exempt Proceeds Fund, Inc.
               (Exact name of registrant as specified in charter)
                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: June 30

Date of reporting period: March 31, 2005

Item 1: Schedule of Investments

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
March 31, 2005
(Unaudited)
================================================================================


         Face                                                                       Maturity  Current   Amortized     Ratings (a)
         Amount            Security Description                                       Date    Coupon      Cost      Moody's     S&P
         ------            --------------------                                       ----    ------      ----      -------     ---
PUT BONDS (b)(6.54%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000.00  HOUSTON, TX INDEPENDENT SCHOOL DISTRICT LIMITED
                 TAX SCHOOLHOUSE & REFUNDING BONDS
                 GUARANTEED BY TEXAS PERMANENT SCHOOL FUND                           06/15/05  1.73% $  3,000,000.00  VMIG-1   A1+
   2,000,000.00  PLAQUEMINES, LA PORT & HARBOR
                 (INTERNATIONAL MARINE TERMINAL PROJECT) - SERIES 1984B (c)
                 LOC KBC BANK                                                        03/15/06  2.60     2,000,000.00
   4,650,000.00  RICHARDSON, TX INDEPENDENT SCHOOL DISTRICT
                 (UNLIMITED TAX SCHOOL BUILDING BOND) - SERIES 2000                  04/01/05  1.10     4,650,000.00  VMIG-1   A1+
---------------                                                                                      ---------------
$  9,650,000.00  TOTAL PUT BONDS                                                                     $  9,650,000.00
---------------                                                                                      ---------------


TAX EXEMPT COMMERCIAL PAPER (1.36%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000.00  YORK COUNTY, PA IDA PCRB
                 LOC BANK ONE                                                        05/10/05  2.05% $  2,000,000.00     P1    A1+
---------------                                                                                      ---------------
$  2,000,000.00  TOTAL TAX EXEMPT COMMERCIAL PAPER                                                   $  2,000,000.00
---------------                                                                                      ---------------


TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS (20.76%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,900,000.00  CITY OF PEABODY, MA BAN, YTM 1.75%                                  09/30/05  3.00% $  2,917,762.50  VIMG-1
   4,000,000.00  LAKEWOOD, OH CITY SCHOOL DISTRICT BAN, YTM 1.65%                    09/14/05  2.00     4,006,257.97   MIG-1
   5,000,000.00  MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE NOTES
                 - SERIES B-2, YTM 1.57%
                 LOC JP MORGAN CHASE                                                 08/23/05  3.00     5,027,763.04           SP1+
 5,000,000.00    STATE OF ILLINOIS GO, YTM 2.03%                                     06/03/05  3.00     5,008,251.63   MIG-1   SP1+
 5,000,000.00    STATE OF MICHIGAN GO - SERIES 2005A, YTM 2.00%                      09/30/05  3.50     5,036,779.17  VMIG-1   SP1+
 3,000,000.00    SUMMIT, CO SCHOOL DISTRICT RE-1, TAN - SERIES 2004, YTM 1.50%       06/30/05  2.00     3,003,652.43   MIG-1
 3,000,000.00    TEXAS STATE TRAN, YTM 1.60%                                         08/31/05  3.00     3,017,203.07   MIG-1   SP1+
 2,600,000.00    THE COMMONWEALTH SYSTEM OF PENNSYLVANIA
                 HIGHER EDUCATION FUNDING
                 OBLIGATION (TEMPLE UNIVERSITY), YTM 1.27%                           05/02/05  2.25     2,602,136.79   MIG-1
---------------                                                                                      ---------------
$30,500,000.00   TOTAL TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS                                   $ 30,619,806.60
---------------                                                                                      ---------------


VARIABLE RATE DEMAND INSTRUMENTS (d) (71.27%)
------------------------------------------------------------------------------------------------------------------------------------
$  4,000,000.00  BRADFORD COUNTY, FL HEALTH FACILITY AUTHORITY
                 (SHANDS TEACHING HOSPITAL AND CLINICS, INC. PROJECT)
                 - SERIES 1996
                 INSURED BY MBIA                                                     12/01/26  2.19% $  4,000,000.00  VMIG-1   A1
   2,000,000.00  CITY OF PULASKI AND GILES, TN IDRB
                 (MARTIN METHODIST COLLEGE PROJECT) - SERIES 2004
                 LOC AMSOUTH BANK, N.A.                                              01/01/24  2.40     2,000,000.00  VMIG-1
   2,155,000.00  COMMONWEALTH OF MASSACHUSETTS (CENTRAL ARTERY TUNNEL)
                 - SERIES 2000                                                       12/01/30  2.31     2,155,000.00  VMIG-1   A1+
   3,500,000.00  COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT
                 REFUNDING BONDS, TICS/TOCS TRUST - SERIES 2001-1
                 INSURED BY FSA                                                      07/01/27  2.30     3,500,000.00           A1+
   4,365,000.00  CONNECTICUT STATE HEFA (CENTRAL CONNECTICUT COAST YMCA)
                 - SERIES 2003
                 LOC CITIZENS BANK                                                   07/01/33  2.27     4,365,000.00  VMIG-1
   4,800,000.00  COUNTY OF FRANKLIN, OH HRB (US HEALTH CORP.) - SERIES A
                 LOC CITIBANK                                                        12/01/21  2.29     4,800,000.00  VMIG-1
   4,940,000.00  CUYAHOGA COUNTY, OH (CLEVELAND HEALTH EDUCATION MUSEUM PROJECT)
                 LOC KEY BANK, N.A.                                                  03/01/32  2.30     4,940,000.00  VMIG-1
   6,450,000.00  DEKALB COUNTY, GA HOUSING AUTHORITY MFHRB (WOOD HILLS APARTMENTS)
                 LOC FLEET BANK                                                      12/01/07  2.33     6,450,000.00           A1+
   1,000,000.00  DISTRICT OF COLUMBIA (GEORGE WASHINGTON UNIVERSITY) - SERIES C
                 INSURED BY MBIA INSURANCE CORP.                                     09/15/29  2.27     1,000,000.00  VMIG-1   A1+
   1,400,000.00  EMMAUS, PA GENERAL AUTHORITY LOCAL GOVERNMENT
                 (WESTCHESTER AREA SCHOOL DISTRICT PROJECT) - SERIES B-24
                 LOC DEPFA BANK PLC                                                  03/01/24  2.29     1,400,000.00           A1+
   4,000,000.00  FULTON COUNTY, GA HOUSING AUTHORITY MHRB
                 (GREENHOUSE HOLCOMB PROJECT)
                 COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION             04/01/30  2.25     4,000,000.00           A1+
     300,000.00  GREYSTON RB CERTIFICATE TRUST
                 (SENIOR CERTIFICATES OF BENEFICIAL OWNERSHIP)
                 LOC CREDIT SUISSE FIRST BOSTON                                      05/01/28  2.42       300,000.00  VMIG-1   A1+
   3,200,000.00  HARRIS COUNTY, TX IDC RB (ODFJELL TERMINAL PROJECT)
                 LOC DANSKE BANK                                                     02/01/20  2.30     3,200,000.00           A1+
   1,520,000.00  HOUSTON COUNTY, GA DEVELOPMENT AUTHORITY
                 (MIDDLE GEORGIA COMMUNITY ACTION)
                 LOC COLUMBUS BANK & TRUST COMPANY                                   01/01/31  2.43     1,520,000.00     P1    A1
   1,515,000.00  ILLINOIS HEFA RB (RUSH-PRESBYTERIAN ST. LUKE'S MEDICAL CENTER)
                 LOC NORTHERN TRUST BANK                                             11/15/06  2.28     1,515,000.00  VMIG-1   A1+
   2,000,000.00  INDIANA HEFA (REHABILITATION HOSPITAL OF INDIANA)
                 LOC NATIONAL CITY BANK                                              11/01/20  2.30     2,000,000.00  VMIG-1
   4,000,000.00  INDIANA MUNICIPAL POWER AGENCY (POWER SUPPLY SYSTEM RB)
                 - SERIES A
                 LOC TORONTO-DOMINION BANK                                           01/01/18  2.30     4,000,000.00  VMIG-1   A1
   2,500,000.00  LAKEVIEW, MI SCHOOL DISTRICT (2002 SCHOOL BUILDING & SITE)
                 - SERIES B                                                          05/01/32  2.24     2,500,000.00           A1+
     685,000.00  LANCASTER, PA HIGHER EDUCATION AUTHORITY RB
                 (FRANKLIN & MARSHALL COLLEGE)
                 LOC CHASE MANHATTAN BANK, N.A.                                      04/15/27  2.38       685,000.00  VMIG-1   A1
   2,680,000.00  LISLE, IL MHRB
                 COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE  ASSOCIATION            09/15/26  2.25     2,680,000.00           A1+
   5,375,000.00  MARION COUNTY HOSPITAL DISTRICT
                 LOC AMSOUTH BANK                                                    10/01/30  2.33     5,375,000.00  VMIG-1
   1,000,000.00  MASSACHUSETTS HEFA (CAPITAL ASSET PROGRAM) - SERIES C
                 INSURED BY MBIA INSURANCE CORP.                                     07/01/10  2.29     1,000,000.00  VMIG-1   A1+
   4,000,000.00  MICHIGAN HIGHER EDUCATION FACILITY AUTHORITY RB
                 (HOPE COLLEGE PROJECT) - SERIES 2002A
                 LOC FIFTH THIRD BANK                                                04/01/32  2.31     4,000,000.00           A1+
   1,000,000.00  MISSOURI STATE HEFA (WASHINGTON UNIVERSITY) - SERIES B              09/01/30  2.30     1,000,000.00  VMIG-1   A1+
   4,420,000.00  MONTGOMERY COUNTY, MD HOUSING OPPORTUNITIES COMMISSION MHRB
                 (OAKWOOD-GAITHERSBURG)
                 GUARANTEED BY FEDERAL HOME LOAN MORTGAGE  CORPORATION               11/01/07  2.30     4,420,000.00           A1+
   1,400,000.00  NEW ULM, MN HOSPITAL FACILITY RB
                 (HEALTH CENTER SYSTEM PROJECT) - SERIES 1985
                 LOC WELLS FARGO BANK, N.A.                                          08/01/14  2.05     1,400,000.00           A1+
   1,700,000.00  OREGON STATE GO - SERIES 73H                                        12/01/19  2.28     1,700,000.00  VMIG-1   A1+
   2,700,000.00  PENNSYLVANIA HIGHER EDUCATIONAL FACILITIES HEALTH SERVICE
                 (ACE UNIVERSITY) - SERIES B
                 LOC BNP PARIBAS/BAYERISCHE LANDESBANK/JPMORGANCHASE                 01/01/24  2.26     2,700,000.00  VMIG-1   A1+
   6,000,000.00  PENNSYLVANIA, HEFA
                 (UNIVERSITY OF PENNSYLVANIA HEALTH SERVICES FACILITIES)
                 - SERIES C
                 LOC BNP PARIBAS/BAYERISCHE LANDESBANK/JPMORGANCHASE                01/01/26  2.26     6,000,000.00  VMIG-1   A1+
   4,800,000.00  PRIVATE HOSPITAL AUTHORITY OF DEKALB, GA
                 (EGLESTON CHILDRENS HOSPITAL)
                 LOC SUNTRUST BANK                                                   03/01/24  2.30     4,800,000.00  VMIG-1   A1+
   2,000,000.00  PUERTO RICO PFC P -FLOATS PA 843
                 INSURED BY FSA                                                      07/01/16  2.28     2,000,000.00           A1+
     300,000.00  QUAKERTOWN, PA HOSPITAL AUTHORITY RB (HPS GROUP POOLED FINANCING)
                 LOC PNC BANK                                                        07/01/05  2.22       300,000.00  VMIG-1
     545,000.00  READING, PA (YORK COUNTY GENERAL AUTHORITY)
                 INSURED BY AMBAC INDEMNITY CORP.                                    09/01/26  2.29       545,000.00           A1+
   1,045,000.00  STATE OF CONNECTICUT HEFA RB (THE HOTCHKISS SCHOOL ISSUE)
                 - SERIES A                                                          07/01/30  2.23     1,045,000.00  VMIG-1   A1+
   1,000,000.00  STATE OF ILLINOIS GO                                                10/01/33  2.27     1,000,000.00  VMIG-1   A1+
   1,800,000.00  UNIVERSITY OF NORTH FLORIDA, CAPITAL IMPROVEMENT
                 LOC FIRST UNION NATIONAL BANK                                       11/01/24  2.30     1,800,000.00  VMIG-1
   2,000,000.00  UTAH TRANSIT AUTHORITY SALES TAX RB  SERIES - 2
                 LOC BAYERISCHE LANDESBANK, A.G.                                     09/01/32  2.25     2,000,000.00  VMIG-1  A1+
   1,390,000.00  VALDEZ, AK MARINE TERMINAL
                 (BRITISH PETROLEUM PIPELINES INC. PROJECT)                          07/01/37  2.30     1,390,000.00  VMIG-1  A1+
   2,250,000.00  VALDEZ, AK MARINE TERMINAL
                 (BRITISH PETROLEUM PIPELINES INC. PROJECT) - SERIES A               06/01/37  2.30     2,250,000.00  VMIG-1  A1+
   2,900,000.00  WASHINGTON SUBURBAN SANITATION DISTRICT BAN - SERIES 2003           06/01/23  2.24     2,900,000.00  VMIG-1
     500,000.00  WISCONSIN HEFA (ALVERNO COLLEGE PROJECT)
                 LOC ALLIED IRISH BANK                                               11/01/17  2.34       500,000.00  VMIG-1
---------------                                                                                      ---------------
$105,135,000.00  TOTAL VARIABLE RATE DEMAND INSTRUMENTS                                              $105,135,000.00
---------------                                                                                      ---------------
                             Total Investments (99.93%)                                              $147,404,806.60
                             Net Cash (0.07%)                                                             109,377.67
                                                                                                     ---------------
                             Net Assets (100.00%)                                                    $147,514,184.27
                                                                                                     ===============
                                  Shares Outstanding                                                  147,534,793.99
                                                                                                     ===============
                             NAV                                                                     $          1.00
                                                                                                     ===============

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue. Ratings have not been audited by Sanville & Company.

(b)  Maturity date indicated is the next put date.

(c) Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.





KEY:
   BAN      =   Bond Anticipation Note                        MHRB     =   Multi-Family Housing Revenue Bond

   FSA      =   Financial Security Assurance                  PCRB     =   Pollution Control Revenue Bond

   GO       =   General Obligation                            PFC      =   Public Finance Corporation

   HEFA     =   Health and Education Facilities Authority     RB       =   Revenue Bond

   HRB      =   Hospital Revenue Bond                         TAN      =   Tax Anticipation Note

   IDA      =   Industrial Development Authority              TICS     =   Trust Inverse Certificates

   IDC      =   Industrial Development Corporation            TOCS     =   Tender Option Certificates

   IDRB     =   Industrial Development Revenue Bond           TRAN     =   Tax and Revenue Anticipation Note

   LOC      =   Letter of Credit                              YTM      =   Yeild to Maturity



Item 2:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.


(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3:    Exhibits


Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Tax Exempt Proceeds Fund, Inc.


By (Signature and Title)*         /s/Rosanne Holtzer
                                     Rosanne Holtzer, Secretary


Date: May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)          /s/Steven W. Duff
                                     Steven W. Duff, President


Date: May 26, 2005


By (Signature and Title)*         /s/Anthony Pace
                                     Anthony Pace, Treasurer


Date: May 26, 2005


* Print the name and title of each signing officer under his or her signature.